Schedule H Item 4(a)- Schedule of Delinquent Participant Contributions - Schedule of Delinquent Participant Contributions (Details) - EBP 009	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	39-0143280
EBP, Plan Number	009
EBP, Plan Name	Badger Meter Employee Savings and Stock Ownership Plan
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Total Fully Corrected Under FVCP and PTE 2002-51	$ 236